Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Cash	$ 722,894	$ 1,278,129	$ 2,267,868
Restricted cash and cash equivalents	184,569	93,800	218,888
Bank guarantee reduced monthly	14,197	10,424	10,424
Impairment loss		714,000
Impairment loss recognised in profit or loss, goodwill	1,050,459	1,050,459
Research and development credit accrued and/or collected
Transfers of research and development to entity, related party transactions				$ 714,000
Goodwill [Member] | Discount Rate, Measurement Input [Member]
Significant unobservable input, assets	30
Patents and Licenses [Member]
Useful life, intangible assets (Year)	12 years
In-Process Research and Development [Member]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		714,000
Customer Relationships [Member]
Useful life, intangible assets (Year)	5 years
U.S. Term Deposits [Member]
Current investments	$ 6,150,000	$ 150,000	$ 300,000
Investment interest rate range	1.31%	1.31%	1.31%